Nature and Continuance of Operations (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 09, 2008	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Nature And Continuance Of Operations Details Narrative
State of incorporation				Nevada		State of Nevada
Date of incorporation				Dec. 27, 2007		Dec. 27, 2007
Net income (loss)		$ (28,045)	$ (8,137)	$ (44,517)	$ (18,374)	$ (30,267)	$ (93,867)
Forward stock split	1000 for 1
Common Stock, Par Value Per Share	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000	75,000,000		75,000,000		75,000,000	75,000,000
Working capital deficit		$ 22,742		$ 22,742